Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
10.	COMMITMENTS AND CONTINGENCIES

Unpaid purchase price

The Group is a party to an arbitration proceeding regarding the outstanding purchase price to be paid for the business combination on October 16, 2012. While the final results of the arbitration proceedings are yet to be determined, the Group considers an additional payment to be probable.

Hanwha Q CELLS GmbH, as buyer, raised claims of US$19.2 million while the seller claimed an additional purchase price of US$93.1 million. In July 2013, an appraiser appointed by both parties provided an appraisal which found the Group to be liable for an additional payment (less its counterclaims) of €36.4 million (equivalent of US$39.4 million as of March 31, 2015).

While the Group appealed this decision, it also accrued a liability in the amount of US$47.5 million as of March 31, 2015, which equals the principal (less its counterclaims) of €36.4 million (US$39.4 million) and accumulated interest of US$8.1 million due to the seller if the findings by the independent expert are upheld. As the amounts were denominated in euro, the corresponding amounts in dollars decreased due to exchange rate changes. The Group reviews relevant information with respect to this purchase price adjustment, and updates its liability and disclosures based on such reviews.

The Group may also have potential liabilities to the creditors of the now bankrupt Solargex Australia Pty Ltd. (“Solargex”) of up to US$0.9 million. The Group, according to the allegations made by the creditors of Solargex, allegedly received preference payments in the liquidation process.

Throughout 2014, the Group and the creditors of Solargex extended settlement offers to each other, all of which were rejected by the respective offerees. The parties to this dispute are now preparing to present this case at a court of law. Should the Group lose this case at a court of law, the Group may become liable for a total of US$0.9 million. The Group’s management believes that due to the weak basis of the creditors’ claims, the best estimate of the Group’s contingent liability is US$0.3 million, which the Group accrued as litigation accruals. On April 8, 2015, creditors of the former Solargex offered to settle their claims regarding preference payment for US$0.5 million. The Group is yet to respond to this offer.

In addition, Konca Solar Cells (“Konca”) also claimed damages of US$22.0 million against the Group for the breach of order obligations and unpaid invoices by the former Q-Cells SE. Konca claims that according to the Asset Purchase Agreement (“APA”) signed during the purchase of the former Q-Cells SE, the rights and obligations of the former Q-Cells SE were novated to the Group as of October 16, 2012. Such rights and obligations included the former Q-Cells SE’s commitment to order and take delivery of specified quantities of wafers in 2011 and 2012. Specifically, Konca claims non-fulfillment damages resulting from the Group’s failure to purchase “target quantities” specified in the APA in the amount of US$15.8 million. Konca also claims liquidated damages resulting from the Group’s failure to take delivery of wafers in the amount of US$6.2 million.

The Group asserts that in accordance with the APA, the Group assumed assets of the former Q-Cells SE but was specifically exempted from those liabilities claimed by Konca. While this case has been brought forward to an arbitration proceeding by Konca, no ruling has been made as of March 31, 2015. As such, the Group asserts that there is no sufficient evidence to reasonably estimate the amount for which the Group may be liable.

Income taxes

Effective from January 1, 2007, the Group adopted ASC 740-10, which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. ASC 740-10 also provides guidance on de-recognition of income tax assets and liabilities, classification current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures.

As of December 31, 2014 and March 31, 2015, the Group has record an unrecognized tax benefit for nil and US$18.7 million, respectively.

Guarantees to related parties

The Group also had outstanding guarantees to Hanwha Q CELLS Chile S.p.a. for a payment guarantee in an amount of US$0.2 million and US$6.0 million as of December 31, 2014 and March 31, 2015, respectively.

The Group was also involved in certain cases pending in various PRC and U.S. courts and arbitration as of March 31, 2015. For certain proceedings, the Group is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses. The Group is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, or the progress of settlement negotiations. On an annual basis, the Group reviews relevant information with respect to litigation contingencies, and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

For certain proceedings that the Group is involved as the plaintiff and expects favorable outcome, an estimated gain from a gain contingency is not reflected in the statement of financial position or statements of comprehensive loss until the realization of the gain contingency.

(10)	Commitments and contingencies

Acquisition of fixed assets

Purchase commitments for plant and equipment amount to $46.4 million and $0.4 million as of December 31, 2014 and 2013, respectively. The purchase commitments open as of December 31, 2014 are expected to be settled within the next twelve months.

Unpaid purchase price

The Group is party to an arbitration proceeding regarding the outstanding purchase price to be paid for the business combination (see note 4). While the final results of the arbitration proceedings are yet to be determined, the Group considers an additional payment to be probable.

Hanwha Q CELLS GmbH, as buyer, raised claims of $19.2 million while the seller claimed an additional purchase price of $93.1 million. In July 2013, an appraiser appointed by both parties provided an appraisal which found the Group to be liable for an additional payment (less its counterclaims) of €36.4 million (equivalent of $44.2 million as of December 31, 2014).

While the Group appealed this decision, it also accrued a liability in the amount of $58.2 million as of December 31, 2014, which equals the principal (less its counterclaims) of €36.4 million ($44.2 million) and accumulated interest of $14.8 million due to the seller if the findings by the independent expert are upheld. As the amounts were denominated in euro, the corresponding amounts in dollars decreased due to exchange rate changes. The Group reviews relevant information with respect to this purchase price adjustment, and updates its liability and disclosures based on such reviews.

The Group may also have potential liabilities to the creditors of the now bankrupt Solargex Australia Pty Ltd of up to $0.9 million. The Group, according to the allegations made by the creditors of Solargex, allegedly received preference payments in the liquidation process.

Throughout 2014, the Group and the creditors of Solargex extended settlement offers to each other, all of which were rejected by the respective offerees. The parties to this dispute are now preparing to present this case at a court of law. Should the Group lose this case at a court of law, the Group may become liable for a total of $0.9 million. The Group’s management believes that due to the weak basis of the creditors’ claims, the best estimate of the Group’s contingent liability is $0.3 million, which the Group accrued as litigation accruals. On April 8, 2015, creditors of the former Solargex offered to settle their claims regarding preference payment for $0.5 million. The Group is yet to respond to this offer.

In addition, Konca Solar Cells also claimed damages of $22.0 million against the Group for the breach of order obligations and unpaid invoices by the former Q-Cells SE. Konca claims that according to the Asset Purchase Agreement (APA) signed during the purchase of the former Q-Cells SE, the rights and obligations of the former Q-Cells SE were novated to the Group as of October 16, 2012. Such rights and obgliations included the former Q-Cells SE’s commitment to order and take delivery of specified quantities of wafers in 2011 and 2012. Specifically, Konca claims non-fulfillment damages resulting from the Group’s failure to purchase “target quantities” specified in the APA in the amount of $15.8 million. Konca also claims liquidated damages resulting from the Group’s failure to take delivery of wafers in the amount of $6.2 million.

The Group asserts that in accordance with the Asset Purchase Agreement (APA), the Group assumed assets of the former Q-Cells SE but was specifically exempted from those liabilities claimed by Konca. While this case has been brought forward to an arbitration proceeding by Konca, no ruling has been made as of December 31, 2014. As such, the Group asserts that there is no sufficient evidence to reasonably estimate the amount for which the Group may be liable.

Income taxes

As of December 31, 2014 and 2013, the Group did not record any unrecognized tax benefits for uncertain tax positions as well as any penalties and interests related to uncertain tax positions.

The Group analyzed tax risks and noted no risk above 50 percent probability that items will be challenged by the tax authorities. Therefore the Group considered that there is no need to record any unrecognized tax benefits.

Guarantees to related parties

The Group also had outstanding guarantees to Hanwha Q CELLS Chile S.p.a. for a payment guarantee in an amount of $0.2 million and nil as of December 31, 2014 and 2013, respectively.